CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Income (Loss)	$ 222,832	$ 167,556	$ 369,368	$ 265,255	$ 53,740
Other comprehensive income (loss):
Net unrealized gain (loss) from pension and postretirement plans, net of tax	(550)	(1,014)	32,661	25,629	42,313
Other comprehensive income (loss)	(550)	(1,014)	32,661	25,629	42,313
Comprehensive income (loss)	$ 222,282	$ 166,542	$ 402,029	$ 290,884	$ 96,053